ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying unaudited financial statements were prepared using generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Regulation S-X. Accordingly, these financial statements do not include all information or notes required by generally accepted accounting principles for annual financial statements and should be read together with the 2012 Financial Statements as filed on the Company’s recent Registration Statement on Form S-1, declared effective by the U.S. Securities and Exchange Commission on July 18, 2013.

The preparation of financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.

In the opinion of management, the unaudited financial statements included herein contain all adjustments necessary to present fairly the Company’s financial position as of June 30, 2013 and the results of its operations and cash flows for the three and six months ended June 30, 2013 and 2012. Such adjustments are of a normal recurring nature. The results of operations for the three and six months ended June 30, 2013 may not be indicative of results for the full year.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid instruments, with an initial maturity of three months or less to be cash equivalents. Cash and cash equivalents are stated at costs and consist of bank deposits.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. At times, the Company’s cash balances may exceed the current insured amounts under the Federal Deposit Insurance Corporation.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Risk

The Company does not have any off-balance-sheet concentrations of credit risk. The Company expects cash to be the single asset most likely to subject the Company to concentration of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure.

As of June 30, 2013, the Company maintained its cash in two financial institutions. The Company’s cash balances at June 30, 2013 and December 31, 2012 were fully insured. The Company has not experienced any losses in its bank accounts through June 30, 2013.

Concentrations of Credit Risk for Cash The Company’s cash balances are maintained at various banks. Balances are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Capitalized software costs incurred in the research, design and development of software for sale to others as a separate product or embedded in a product and sold as part of the product as a whole are charged to expense until technological feasibility is established and amortized on a straight-line basis over five years, beginning when the products are offered for sale or the enhancements are integrated into the products.

Management is required to use its judgment in determining whether capitalized software costs meet the criteria for immediate expense or capitalization, in accordance with Generally Accepted Accounting Principles (“GAAP”). The unamortized capitalized costs of a computer software product are compared to the net realizable value of that product and any excess is written off.

The Company’s proprietary software solutions operate in a fast changing industry that may generate unknown methods of detecting and monitoring disturbances that could render our technology inferior, resulting in the Company’s results of operations being materially adversely affected. The Company does, however, closely monitor trends and changes in technologies and customer demand that could adversely impact its competitiveness and overall success. It is reasonably possible that those estimates of anticipated future gross revenues, the remaining estimated economic life of the product, or both will be reduced significantly in the near term due to competitive pressures. As a result, the carrying amount of the capitalized software costs for our products may be reduced materially in the near term.

Costs incurred for product enhancements are charged to expense as research and development until the technological feasibility of the enhancement has been established. These enhancements are amortized on a straight line basis over the useful life of the product enhancement which is currently estimated to be five years beginning when the enhancements are integrated into the products that are offered for sale.

Our software is inherently complex and may contain defects and errors that are only detectable when the products are in use. Such defects or errors could have a serious impact on our end customers, which could damage our reputation, harm our customer relationships and expose us to liability. Defects in our software could adversely affect our ability and that of our customers to ship products on a timely basis as well as customer or licensee demand for our products. Any such delays or declines in demand could reduce our revenues and harm our ability to achieve or sustain desired levels of profitability. We and our customers may also experience component or software failures or defects that could require significant product recalls, rework and/or repairs that are not covered by warranty reserves. The Company has entered into certain customer agreements that contain conditions including but not limited to Federal Communications Commission (“FCC”) authorization of our products. The Company is currently pursuing obtaining FCC authorization on our products. Our intellectual property is embedded in proprietary software algorithms that offer cognitive spectrum access and interference mitigation solutions.

Patents and licenses are measured initially at purchase cost and are amortized on a straight line basis over their useful lives which range between 18.5 to 20 years.

Intangible Assets

Capitalized software costs incurred in the research, design and development of software for sale to others as a separate product or embedded in a product and sold as part of the product as a whole are charged to expense until technological feasibility is established and amortized on a straight-line basis over five years, beginning when the products are offered for sale or the enhancements are integrated into the products. Management is required to use its judgment in determining whether capitalized software costs meet the criteria for immediate expense or capitalization, in accordance with Generally Accepted Accounting Principles (“GAAP”). The unamortized capitalized costs of a computer software product are compared to the net realizable value of that product and any excess is written off.

The Company’s proprietary software solutions operate in a fast changing industry that may generate unknown methods of detecting and monitoring disturbances that could render our technology inferior, resulting in the Company’s results of operations being materially adversely affected. The Company does, however, closely monitor trends and changes in technologies and customer demand that could adversely impact its competitiveness and overall success. It is reasonably possible that those estimates of anticipated future gross revenues, the remaining estimated economic life of the product, or both will be reduced significantly in the near term due to competitive pressures. As a result, the carrying amount of the capitalized software costs for our products may be reduced materially in the near term.

Costs incurred for product enhancements are charged to expense as research and development until the technological feasibility of the enhancement has been established. These enhancements are amortized on a straight line basis over the useful life of the product enhancement which is currently estimated to be five years beginning when the enhancements are integrated into the products that are offered for sale.

Our software is inherently complex and may contain defects and errors that are only detectable when the products are in use. Such defects or errors could have a serious impact on our end customers, which could damage our reputation, harm our customer relationships and expose us to liability. Defects in our software could adversely affect our ability and that of our customers to ship products on a timely basis as well as customer or licensee demand for our products. Any such delays or declines in demand could reduce our revenues and harm our ability to achieve or sustain desired levels of profitability. We and our customers may also experience component or software failures or defects that could require significant product recalls, rework and/or repairs that are not covered by warranty reserves. The Company has entered into certain customer agreements that contain conditions including but not limited to Federal Communications Commission (“FCC”) authorization of our products. The Company is currently pursuing obtaining FCC authorization on our products. Our intellectual property is embedded in proprietary software algorithms that offer cognitive spectrum access and interference mitigation solutions.

Patents and licenses are measured initially at purchase cost and are amortized on a straight line basis over their useful lives which range between 18.5 to 20 years.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property, plant, and equipment are presented at cost at the date of acquisition. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from three to seven years commencing the month following the purchase.

The cost of maintenance and repairs is charged to expense in the period incurred. Expenditures that increase the useful lives of assets are capitalized and depreciated over the remaining useful lives of the assets. When items are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

Property, Plant and Equipment

Property, plant and equipment are presented at cost at the date of acquisition. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 3 to 7 years commencing the month following the purchase.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment in accordance with the guidance of ASC 360-10, “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During the six months ended June 30, 2013, no impairment losses were identified or recorded.

Impairment of Long-Lived Assets

Long lived assets including certain intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by that asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Impairment of intangible assets amounted to $18,000 and $0 for the years ended December 31, 2012 and 2011, respectively. Impairment of property and equipment amounted to $268,000 and $0 for the years ended December 31, 2012 and 2011, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenues when persuasive evidence of an arrangement exists, services have been rendered, the price is fixed and determinable, and collectability is reasonably assured. Revenues from management and consulting, time-and-materials service contracts, maintenance agreements and other services are recognized as the services are provided or at the time the goods are shipped and title as passed.

Research and Development Expense, Policy [Policy Text Block]
Development Expenses

Development expenses consist primarily of salaries and related costs for technical and programming personnel, are expensed as incurred and were $4,806,000 and $5,249,000 for the years ended December 31, 2012 and 2011, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740, “Accounting for Income Taxes”. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in operations in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of the valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

ASC 740 provides interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. A liability for uncertain tax positions would then be recorded if the Company determined it is more likely than not that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable.

As of June 30, 2013, the Company does not believe any uncertain tax positions exist that would result in the Company having a liability to the taxing authorities. The Company’s policy is to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of interest expense and general and administrative expense, respectively, in the consolidated statement of operations. The Company’s tax returns for the years ended 2010 through 2012 are subject to examination by the federal and state tax authorities.

Income Taxes

The Company accounts for income taxes using the assets and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Tax benefits are recognized when it is probable that the deduction will be sustained. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized.

The Company files a U.S. federal and state income tax return. The Company recognizes liabilities for uncertain tax positions based on the two-step process prescribed by GAAP. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires the Company to estimate and measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision in the period. The Company recognizes interest and penalties as incurred in finance income (expense), net in the Statements of Operations. There were no liabilities recorded for uncertain tax positions at December 31, 2012 or 2011.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Accounting for Stock-based Compensation

The Company follows ASC 718, “Compensation – Stock Compensation”, in accounting for its stock based compensation. This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period.

The Company accounts for transactions in which services are received in exchange for equity instruments based on the fair value of such services received from non-employees, in accordance with ASC 505-50 “Equity Based Payments to Non-employees”.

Stock Based Compensation

The Company accounts for stock-based awards to employees in accordance with applicable accounting principles, which requires compensation expense related to share-based transactions, including employee stock options, to be measured and recognized in the financial statements based on a determination of the fair value of the stock options.

The grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model. For all employee stock options, the Company recognizes expense over the employee’s requisite service period (generally the vesting period of the equity grant). The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility, expected term, and forfeiture rate. Any changes in these highly subjective assumptions significantly impact stock-based compensation expense.

Options awarded to purchase shares of common stock issued to non-employees in exchange for services are accounted for as variable awards in accordance with applicable accounting principles. Such options are valued using the Black-Scholes option pricing model.

Treasury Stock Policy [Policy Text Block]
Treasury Stock

Shares of common stock repurchased are recorded at cost as treasury stock. When shares are reissued, the cost method is used for determining cost. In accordance with GAAP, the excess of the acquisition cost over the reissuance price of the treasury stock, if any, is recorded to additional paid-in capital, limited to the amount previously credited to additional paid-in capital, if any. Any excess is charged to accumulated deficit.

Inventory, Policy [Policy Text Block]
Inventory

Inventories are valued at the lower of cost or net realizable value determined on first-in-first out (“FIFO”) basis. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. Costs in inventory are comprised of direct materials, direct labor and manufacturing overhead costs. The Company maintains a reserve for obsolescence and slow moving, defective or obsolete items as deemed necessary.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

Basic earnings per common share amounts are based on weighted average number of common shares outstanding. Diluted earnings per share amounts are based on the weighted average number of common shares outstanding, plus the incremental shares that would have been outstanding upon the assumed exercise of all potentially dilutive stock options, warrants and convertible stock, subject to anti-dilution limitations. All such potentially dilutive instruments were anti-dilutive as of December 31, 2012 and 2011. At December 31, 2012 and 2011 approximately 2.05 million and 1.61 million shares underlying the convertible debentures, options and warrants were anti-dilutive.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, must maximize the use of observable inputs and minimize the use of unobservable inputs.

This standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

•      Level 1 — Quoted prices in active markets for identical assets or liabilities.

•      Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•      Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial Instruments

The Company’s short-term financial instruments consist primarily of cash, inventory, accounts payable and accrued expenses. The carrying amount of debt, approximates fair value because current interest rates available to the Company for debt with similar terms and maturities are substantially the same. The other aforementioned financial instruments approximate fair value due to their short-term maturities.

Fair Value of Financial Instruments

Generally accepted accounting principles require disclosing the fair value of financial instruments to the extent practicable for financial instruments which are recognized or unrecognized in the balance sheet. The fair value of the financial instruments disclosed herein is not necessarily representative of the amount that could be realized or settled, nor does the fair value amount consider the tax consequences of realization or settlement.

In assessing the fair value of financial instruments, the Company uses a variety of methods and assumptions, which are based on estimates of market conditions and risks existing at the time. For certain instruments, including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses, it was estimated that the carrying amount approximated fair value because of the short maturities of these instruments. All debt is based on current rates at which the Company could borrow funds with similar remaining maturities and approximates fair value.

GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use on unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012, consistent with the fair value hierarchy provisions:

	Quoted Prices in Active Markets for	Significant Other	Significant
	Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Amount
Assets:
Cash	$271,000	$—	$—	$271,000
Liabilities:
Convertible notes payable	$—	$10,595,533	$—	$19,198,000

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011, consistent with the fair value hierarchy provisions:

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Amount
Assets:
Cash	$133,000	$—	$—	$133,000
Liabilities:
Convertible notes payable	$—	$5,867,753	$—	$8,883,000

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Principles

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, or JOBS Act. We will remain an emerging growth company for up to five years, or until the earliest of (i) the last day of the first fiscal year in which our annual gross revenue exceed $1 billion, (ii) the date that we become a “large accelerated filer” as defined in Rule 12b-2 under the Exchange Act, which would occur if the market value of our common stock that is held by non-affiliates exceeds $700 million as of the last business day of our most recently completed second fiscal quarter or (iii) the date on which we have issued more than $1 billion in non-convertible debt during the preceding three-year period. Pursuant to Section 107 of the JOBS Act, we have elected to utilize the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards.